Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables show the total compensation from the Summary Compensation Table to compensation actually paid ("CAP") for the CEO and the average CAP paid to the other non-CEO named executive officers ("NEOs") during 2025. These tables also include, for comparative purposes, the Company's total shareholder return ("TSR"), peer group TSR, and the Company's net income and asset quality ratio.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total For Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Asset Quality Ratio
2025	$2,109,337	$2,214,241	$857,059	$881,107	$131.92	$159.02	$91,645,000	1.40%
2024	$1,604,008	$1,788,476	$705,801	$751,171	$121.36	$142.02	$78,898,000	0.90%
2023	$1,184,106	$1,177,603	$554,241	$554,737	$111.24	$116.40	$68,935,000	0.90%
2022	$1,552,237	$1,304,801	$671,237	$611,320	$99.68	$114.02	$72,952,000	0.90%
2021	$1,689,377	$1,975,540	$778,455	$859,394	$129.81	$132.12	$51,490,000	1.30%

(1) The CEO, included in all years above, is Mr. Dively. To calculate the CEO CAP, the table below reflects the amounts deducted from and added to Summary Compensation Table total compensation. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2025.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2025	$2,109,337	($514,272)	$514,800	$0	$23,592	$54,092	$26,692	$2,214,241
2024	$1,604,008	($402,000)	$486,024	$0	$16,222	$58,841	$25,381	$1,788,476
2023	$1,184,106	($287,456)	$210,248	$0	$26,832	$22,274	$21,599	$1,177,603
2022	$1,552,237	($427,960)	$333,632	$0	($92,834)	($76,529)	$16,256	$1,304,801
2021	$1,689,377	($357,136)	$445,016	$0	$142,437	$43,368	$12,478	$1,975,540

(2) The Non-CEO NEOs, included for the years 2021-2024 above, are: Mr. Smith, Mr. Taylor, Mr. McRae and Mr. Beesley. In 2025, Mr. Beesley was replaced in the calculation by Mr. Read. To calculate the Non-CEO NEOs average CAP, the table below reflects amounts deducted from and added to Summary Compensation Table total summary compensation. Since the Company did not report a change in pension value for any of the non-CEO NEOs for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2025.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2025	$857,059	($160,710)	$160,875	$0	$5,178	$11,828	$6,877	$881,107
2024	$705,801	($106,363)	$128,594	$0	$4,356	$12,046	$6,736	$751,171
2023	$554,241	($76,010)	$57,189	$0	$7,311	$6,105	$5,901	$554,737
2022	$671,237	($113,163)	$88,220	$0	($20,089)	($19,317)	$4,432	$611,320
2021	$778,455	($107,313)	$128,391	$5,229	$39,382	$11,638	$3,612	$859,394

Company Selected Measure Name	Asset Quality Ratio
PEO Total Compensation Amount	$ 2,109,337	$ 1,604,008	$ 1,184,106	$ 1,552,237	$ 1,689,377
PEO Actually Paid Compensation Amount	$ 2,214,241	1,788,476	1,177,603	1,304,801	1,975,540
Adjustment To PEO Compensation, Footnote	To calculate the CEO CAP, the table below reflects the amounts deducted from and added to Summary Compensation Table total compensation. Since the Company did not report a change in pension value for the CEO for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2025.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2025	$2,109,337	($514,272)	$514,800	$0	$23,592	$54,092	$26,692	$2,214,241
2024	$1,604,008	($402,000)	$486,024	$0	$16,222	$58,841	$25,381	$1,788,476
2023	$1,184,106	($287,456)	$210,248	$0	$26,832	$22,274	$21,599	$1,177,603
2022	$1,552,237	($427,960)	$333,632	$0	($92,834)	($76,529)	$16,256	$1,304,801
2021	$1,689,377	($357,136)	$445,016	$0	$142,437	$43,368	$12,478	$1,975,540

Non-PEO NEO Average Total Compensation Amount	$ 857,059	705,801	554,241	671,237	778,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 881,107	751,171	554,737	611,320	859,394
Adjustment to Non-PEO NEO Compensation Footnote	The Non-CEO NEOs, included for the years 2021-2024 above, are: Mr. Smith, Mr. Taylor, Mr. McRae and Mr. Beesley. In 2025, Mr. Beesley was replaced in the calculation by Mr. Read. To calculate the Non-CEO NEOs average CAP, the table below reflects amounts deducted from and added to Summary Compensation Table total summary compensation. Since the Company did not report a change in pension value for any of the non-CEO NEOs for any years reflected in the Summary Compensation Table, a deduction for pension value is not needed. There were no awards that failed to meet the applicable vesting conditions or that were forfeited during 2025.

	Summary Compensation Table		Current Year Stock Awards		Prior Stock Awards
Year	Total Compensation	Stock Awards	Year End Fair Value of Awards Outstanding & Unvested	Vest Date Fair Value of Awards Granted & Vested in Current Year	Change in Fair Value of Awards Outstanding & Unvested	Change in Fair Value of Awards Vested in Current Year	Total Dividends Paid on Vested Awards	Compensation Actually Paid (CAP)
2025	$857,059	($160,710)	$160,875	$0	$5,178	$11,828	$6,877	$881,107
2024	$705,801	($106,363)	$128,594	$0	$4,356	$12,046	$6,736	$751,171
2023	$554,241	($76,010)	$57,189	$0	$7,311	$6,105	$5,901	$554,737
2022	$671,237	($113,163)	$88,220	$0	($20,089)	($19,317)	$4,432	$611,320
2021	$778,455	($107,313)	$128,391	$5,229	$39,382	$11,638	$3,612	$859,394

Compensation Actually Paid vs. Total Shareholder Return

The following charts illustrate the relationship between CEO and non-CEO NEO CAP and the Company's Total Shareholder Return ("TSR"), peer group TSR, the Company's net income and asset quality.

The CAP for the CEO and non-CEO NEOs is aligned with the Company's TSR. Annual objectives are set for the CEO and non-CEO NEOs with consideration given to general market and shareholder expectations for the Company's performance. Utilizing these objectives is intended to align with TSR. The CEO and non-CEO NEO CAP comparability to TSR is also impacted by the use of equity incentives which are awarded based on earnings performance compared to plan each year and the value will be more or less depending on the value of the Company's stock price. See Equity Compensation above, for additional description of these incentives.

Compensation Actually Paid vs. Net Income

The CAP varies from the Company's net income primarily due to the multiple components of CAP such as equity incentives, the value of which is tied to the stock price which does not always correlate to the Company's profitability. The annual cash incentive is determined by multiple components which have some correlation to net income but the correlation varies by component. The annual objectives are set for the CEO and non-CEO NEOs with consideration given to general market and shareholder expectations for the Company's performance. See Annual Cash Incentives above for a full description of these components.

Compensation Actually Paid vs. Company Selected Measure

The asset quality measure is a ratio of adversely classified assets divided by total loans. A lower ratio is positive and a higher ratio is negative. The utilization and monitoring of this ratio is important to understand the credit risk in the Company's loan portfolio. An increased migration of loans to adversely classified is an early sign of potential problem in the loans that could lead to elevated losses and vice versa. There are multiple components of CAP that can, in the aggregate, have a greater influence on the result than any one metric. However, maintaining a strong asset quality culture is an important strategic objective that is consistently discussed with shareholders of the Company. Beginning in 2022, a maximum level was added for asset quality achievement in the Company's incentive compensation plan. This CAP causes some variation in the relationship of CAP to asset quality because the actual level of asset quality illustrated above is lower than the maximum used in the incentive payment. Also, as stated above, due to multiple components of CAP, there is not a direct correlation to one metric.

Total Shareholder Return Vs Peer Group

The Peer TSR is based on the S&P U.S. BMI Banks - Midwest Region Index. The Company monitors its TSR against the Peer TSR on an ongoing basis to identify if its TSR performance is generally aligned or an outlier.

Tabular List, Table

Most Important Measures to Determine 2025 CAP

The five components listed below represent the most important metrics used to determine 2025 CAP for the CEO and all non-CEO NEOs. These measures are further described in the above Compensation Discussion and Analysis ("CD&A").

* Net Income compared to Budgeted Net Income
* Lines of Business Net Income compared to Budgeted Lines of Business Net Income
* Asset Quality
* Efficiency Ratio
* Loan Growth

Total Shareholder Return Amount	$ 131.92	121.36	111.24	99.68	129.81
Peer Group Total Shareholder Return Amount	159.02	142.02	116.4	114.02	132.12
Net Income (Loss)	$ 91,645,000	$ 78,898,000	$ 68,935,000	$ 72,952,000	$ 51,490,000
Company Selected Measure Amount	0.014	0.009	0.009	0.009	0.013
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income compared to Budgeted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Lines of Business Net Income compared to Budgeted Lines of Business Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Asset Quality
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	Loan Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (514,272)	$ (402,000)	$ (287,456)	$ (427,960)	$ (357,136)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	514,800	486,024	210,248	333,632	445,016
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,592	16,222	26,832	(92,834)	142,437
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,092	58,841	22,274	(76,529)	43,368
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,692	25,381	21,599	16,256	12,478
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,710)	(106,363)	(76,010)	(113,163)	(107,313)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,875	128,594	57,189	88,220	128,391
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,178	4,356	7,311	(20,089)	39,382
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	5,229
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,828	12,046	6,105	(19,317)	11,638
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,877	$ 6,736	$ 5,901	$ 4,432	$ 3,612